Average Annual Total Returns - MassMutual Advantage Funds_Pro	12 Months Ended	23 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MassMutual Clinton Limited Term Municipal Fund | Bloomberg 5-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.03%	3.39%
MassMutual Clinton Limited Term Municipal Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	3.03%
MassMutual Clinton Limited Term Municipal Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.04%	2.67%
MassMutual Clinton Limited Term Municipal Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.03%	2.12%
MassMutual Clinton Limited Term Municipal Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.52%	2.14%
MassMutual Clinton Limited Term Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	3.95%	2.57%
MassMutual Clinton Limited Term Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.09%	0.97%
MassMutual Clinton Municipal Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	3.03%
MassMutual Clinton Municipal Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.90%	2.39%
MassMutual Clinton Municipal Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.89%	1.79%
MassMutual Clinton Municipal Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.58%	1.94%
MassMutual Clinton Municipal Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	3.80%	2.34%
MassMutual Clinton Municipal Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.95%	0.69%
MassMutual Clinton Municipal Credit Opportunities Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	3.03%
MassMutual Clinton Municipal Credit Opportunities Fund | Bloomberg Municipal 65% High Grade/35% High Yield Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	3.62%	3.66%
MassMutual Clinton Municipal Credit Opportunities Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	2.58%	1.52%
MassMutual Clinton Municipal Credit Opportunities Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.58%	0.85%
MassMutual Clinton Municipal Credit Opportunities Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.02%	1.32%
MassMutual Clinton Municipal Credit Opportunities Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	2.59%	1.48%
MassMutual Clinton Municipal Credit Opportunities Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.33%)	(0.16%)
MML Barings Global Floating Rate Fund | S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.94%		6.37%	5.78%
MML Barings Global Floating Rate Fund | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%		(2.15%)	1.26%
MML Barings Global Floating Rate Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.67%		5.42%	5.46%
MML Barings Global Floating Rate Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.08%		2.94%	3.13%
MML Barings Global Floating Rate Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.73%		3.06%	3.16%
MML Barings Global Floating Rate Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	4.67%		5.43%	5.46%
MML Barings Global Floating Rate Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.07%		4.54%	4.88%
MML Barings Global Floating Rate Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.65%		4.40%	4.42%
MML Barings Global Floating Rate Fund | Class M1
Prospectus [Line Items]
Average Annual Return, Percent	4.67%		5.42%	5.46%
MML Barings Global Floating Rate Fund | Class M2
Prospectus [Line Items]
Average Annual Return, Percent	4.67%		5.42%	5.46%
MML Barings Unconstrained Income Fund | Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%		(2.15%)	1.26%
MML Barings Unconstrained Income Fund | FTSE 3 Month US T Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.40%		3.31%	2.23%
MML Barings Unconstrained Income Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent	5.98%		4.58%	5.52%
MML Barings Unconstrained Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.13%		1.59%	2.69%
MML Barings Unconstrained Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.50%		2.16%	2.97%
MML Barings Unconstrained Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	5.91%		4.53%	5.49%
MML Barings Unconstrained Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.16%		3.43%	4.80%
MML Barings Unconstrained Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent	3.83%		3.48%	4.44%
MML Barings Unconstrained Income Fund | Class M1
Prospectus [Line Items]
Average Annual Return, Percent	5.98%		4.58%	5.52%
MML Barings Unconstrained Income Fund | Class M2
Prospectus [Line Items]
Average Annual Return, Percent	5.98%		4.58%	5.52%